Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 1,082,735		¥ 624,817		$ 166,414
Cost of products	1,917,467	$ 294,709	1,921,856	¥ 1,735,820
Accounts Receivable [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	342,752		193,775
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products	938,128		629,780
Cost of Products [Member] | Supplier [Member] | C [Member]
Concentration Risk [Line Items]
Cost of products	474,399		551,459
Sales Revenue, Net [Member] | Customer [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable, net	¥ 462,384		¥ 351,204